[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2014

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 345.6 billion).
to be Publicly Offered or Sold:

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY 101.66 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ,
Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May
30, 2014.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I.	Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities
Registration Statement ("SRS") filed on April 8, 2014 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.
The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.	Contents of the Amendments:

1.	Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
Report:

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund	I.	Status of Investment Portfolio of the Fund
5.	Status of Investment Portfolio
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the afore-
	original Japanese SRS)		mentioned Semi-annual Report)
(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese		relevant date of the afore-mentioned Semi-

	SRS)		annual Report)
(c)	Record of Annual Return (Class M Shares)	(c)	Record of Annual Return (Class M Shares)
(The record of annual return during one
year period up to the latest relevant date of
the afore-mentioned Semi-annual Report
is added.)

(d)	Record of Sales and Repurchases (Class M	II.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

With respect to Section III. the Financial Conditions of the Fund in the original SRS,
Item III. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

Part III. SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company
1.	Outline of the Management Company
B.	Putnam Investment Management, LLC
(Investment Management Company)
(1)	Amount of Capital Stock	(1)	Amount of Capital Share
		b.	Putnam Investment Management, LLC
(Investment Management Company)
2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation
B.	The Investment Management Company	b.	Investment Management Company
5.	Miscellaneous	(3)	Miscellaneous
B.	The Investment Management Company	b.	Investment Management Company
(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management
Company in the original SRS, Item V. Outline of the Financial Status of the Investment
Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2.	Due to the fact that there are the matters to be modified:

[Please refer the SRS as amended.]